GECAS Transaction - Schedule of unaudited pro forma consolidated information (Details) - GE Capital Aviation Services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total revenues and other income	$ 7,866,898	$ 8,062,582
Net income	$ 1,935,570	$ 11,845